Fees Summary	Apr. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 52,468,750.00
Previously Paid Amount	280.52
Total Fee Amount	7,245.94
Total Offset Amount	0.00
Net Fee	$ 6,965.42
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A